Receivables	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Receivables
Note 4: Receivables
Receivables consisted of the following:

	December 31,
(dollars in millions)	2011	2010

Trade receivables	$1,523.5	$991.2
Insurance company receivables related to the indemnity settlement with BP Exploration and Production Inc. (see Note 19)	167.5	–
Other receivables	76.2	78.9
Allowance for doubtful accounts	(9.9)	(14.0)

Total receivables	$1,757.3	$1,056.1